TAXES AND CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2023
TAXES AND CONTRIBUTIONS
Schedule of Taxes and contributions

	12/31/2023	12/31/2022	12/31/2023	12/31/2022

	Current assets		Current liabilities
IRRF / CSRF - Witholding Taxes	1,172,389	989,112	225,932	489,883
PIS / COFINS - Sales Taxes	20,033	101,677	583,966	538,341
INSS / FGTS - Payroll Contributions	—	—	65,600	150,734
PAES / REFIS - Renegotiated Taxes	—	—	36,586	35,064
VAT	68,691	18,420	45,034	24,453
ISS - Service Tax	—	—	22,185	17,054
Others	13,856	26,704	13,584	16,171
	1,274,969	1,135,913	992,887	1,271,700

	Non-current asset		Non-current liability
PIS /COFINS - Sales Taxes	201,951	192,505	431,797	592,894
IRPJ / CSLL	822,196	152,427	—	—
VAT	106,585	72,621	—	—
PAES / REFIS - Renegotiated Taxes	—	—	142,984	130,822
Others	22,884	21,643	—	—
	1,153,616	439,196	574,781	723,716